LINE OF CREDIT	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
LINE OF CREDIT

NOTE 5 – LINE OF CREDIT

On February 11, 2026, the Company entered into a Line of Credit Agreement with Headway Capital for a total available line of credit limit of $100,000 with an interest rate of 75.05% (the “Headway Line of Credit”). The Company was advanced a total of $100,000 on the Headway Line of Credit as of June 30, 2026. The Headway Line of Credit is scheduled to be paid in 18 monthly payments.

The Company made payments in the amount of $16,633 on the agreement during the six months ended June 30, 2026. As of June 30, 2026, the balance of the Line of Credit and accrued interest was $83,367 and $0, respectively.